                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stone Harbor Investment Partners LP

Address: 31 West 52/nd/ Street
         16/th/ Floor
         New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Wilby
Title:   Chief Investment Officer
Phone:   (212) 548-1200

Signature, Place, and Date of Signing:

  /s/ Peter J. Wilby             New York, NY             October 28, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total (000's): $112,120

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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                     Form 13F Information Table - Q3 2011


                                  TITLE OF                 MARKET VALUE                                             INVESTMENT
NAME OF ISSUER                     CLASS          CUSIP      (000'S)     SHARES/PRINCIPAL AMOUNT  SHARES/PRINCIPAL  DISCRETION
--------------                ----------------- ---------- ------------  -----------------------  ----------------  ----------
AIRTRAN HLDGS INC             NOTE 5.250%11/0   00949PAD0      2,415           1,822,000                PRN           SOLE
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1   032346AF5      2,604           2,885,000                PRN           SOLE
APACHE CORP                   PFD CONV SER D    037411808      4,058              78,150                SH            SOLE
ARCHER DANIELS MIDLAND CO     COM               039483102      2,231              86,581                SH            SOLE
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305     22,097             459,216                SH            SOLE
COMTECH TELECOMMUNICATIONS C  NOTE 3.000% 5/0   205826AF7      3,221           3,050,000                PRN           SOLE
CUMULUS MEDIA INC             CL A              231082108        550             192,409                SH            SOLE
DENDREON CORP                 NOTE 2.875% 1/1   24823QAC1      2,953           3,900,000                PRN           SOLE
DEX ONE CORP                  COM               25212W100        244             381,075                SH            SOLE
EARTHLINK INC                 FRNT 3.250%11/1   270321AA0      3,271           3,200,000                PRN           SOLE
GILEAD SCIENCES INC           NOTE 1.000% 5/0   375558AN3      3,908           3,560,000                PRN           SOLE
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD      416515708      1,003              50,050                SH            SOLE
HERCULES OFFSHORE INC         NOTE 3.375% 6/0   427093AD1      3,111           3,400,000                PRN           SOLE
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9        875              925000                PRN           SOLE
LIFE TECHNOLOGIES CORP        COM               53217V109        252               6,481                SH            SOLE
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AG2      3,782           4,400,000                PRN           SOLE
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0        936              996000                PRN           SOLE
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100      2,571              96,463                SH            SOLE
METLIFE INC                   UNIT 99/99/9999   59156R116      1,730              29,515                SH            SOLE
MF GLOBAL HLDGS LTD           NOTE 3.375% 8/0   55277JAB4        398              500000                PRN           SOLE
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6      1,633           1,695,000                PRN           SOLE
MOLYCORP INC DEL              PFD CONV SER A    608753208        825              11,760                SH            SOLE
NEWPARK RES INC               NOTE 4.000%10/0   651718AC2      2,523           2,622,000                PRN           SOLE
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AE5      5,259           5,175,000                PRN           SOLE
ON SEMICONDUCTOR CORP         NOTE 2.625%12/1   682189AG0      4,331           4,000,000                PRN           SOLE
PDL BIOPHARMA INC             NOTE 3.750% 5/0   69329YAC8      1,453           1,500,000                PRN           SOLE
PPL CORP                      UNIT 99/99/9999S  69351T114        411               7,500                SH            SOLE
QUICKSILVER RESOURCES INC     DBCV 1.875%11/0   74837RAB0      2,450           2,437,000                PRN           SOLE
RADIAN GROUP INC              NOTE 3.000%11/1   750236AK7        508           1,000,000                PRN           SOLE
RTI INTL METALS INC           NOTE 3.000%12/0   74973WAA5      1,506           1,469,000                PRN           SOLE
SANDISK CORP                  NOTE 1.500% 8/1   80004CAD3      3,129           2,975,000                PRN           SOLE
SAVIENT PHARMACEUTICALS INC   NOTE 4.750% 2/0   80517QAA8      1,433           2,000,000                PRN           SOLE
SESI L L C                    FRNT 1.500%12/1   78412FAH7      3,140           3,150,000                PRN           SOLE
SMITHFIELD FOODS INC          NOTE 4.000% 6/3   832248AR9      3,260           2,950,000                PRN           SOLE
SUPERMEDIA INC                COM               868447103         70              41,893                SH            SOLE
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163VAE9      2,184           2,120,000                PRN           SOLE
TRW AUTOMOTIVE INC            NOTE 3.500%12/0   87264MAH2      4,112           2,976,000                PRN           SOLE
TYSON FOODS INC               NOTE 3.250%10/1   902494AP8      4,577           3,775,000                PRN           SOLE
WELLS FARGO & CO NEW          PERP PFD CNV A    949746804      4,542               4,410                SH            SOLE
XILINX INC                    SDCV 3.125% 3/1   983919AD3      2,563           2,500,000                PRN           SOLE
                                                Total        112,120

                                         VOTING     VOTING     VOTING
                               OTHER    AUTHORITY  AUTHORITY  AUTHORITY
NAME OF ISSUER                MANAGERS   (SOLE)    (SHARED)    (NONE)
--------------                --------  ---------- ---------  ---------
AIRTRAN HLDGS INC                0      1,822,000     0          0
AMYLIN PHARMACEUTICALS INC       0      2,885,000     0          0
APACHE CORP                      0         78,150     0          0
ARCHER DANIELS MIDLAND CO        0         86,581     0          0
CHARTER COMMUNICATIONS INC D     0        459,216     0          0
COMTECH TELECOMMUNICATIONS C     0      3,050,000     0          0
CUMULUS MEDIA INC                0        192,409     0          0
DENDREON CORP                    0      3,900,000     0          0
DEX ONE CORP                     0        381,075     0          0
EARTHLINK INC                    0      3,200,000     0          0
GILEAD SCIENCES INC              0      3,560,000     0          0
HARTFORD FINL SVCS GROUP INC     0         50,050     0          0
HERCULES OFFSHORE INC            0      3,400,000     0          0
HOLOGIC INC                      0        925,000     0          0
LIFE TECHNOLOGIES CORP           0          6,481     0          0
LUCENT TECHNOLOGIES INC          0      4,400,000     0          0
LUCENT TECHNOLOGIES INC          0        996,000     0          0
LYONDELLBASELL INDUSTRIES N      0         96,463     0          0
METLIFE INC                      0         29,515     0          0
MF GLOBAL HLDGS LTD              0        500,000     0          0
MICRON TECHNOLOGY INC            0      1,695,000     0          0
MOLYCORP INC DEL                 0         11,760     0          0
NEWPARK RES INC                  0      2,622,000     0          0
ON SEMICONDUCTOR CORP            0      5,175,000     0          0
ON SEMICONDUCTOR CORP            0      4,000,000     0          0
PDL BIOPHARMA INC                0      1,500,000     0          0
PPL CORP                         0          7,500     0          0
QUICKSILVER RESOURCES INC        0      2,437,000     0          0
RADIAN GROUP INC                 0      1,000,000     0          0
RTI INTL METALS INC              0      1,469,000     0          0
SANDISK CORP                     0      2,975,000     0          0
SAVIENT PHARMACEUTICALS INC      0      2,000,000     0          0
SESI L L C                       0      3,150,000     0          0
SMITHFIELD FOODS INC             0      2,950,000     0          0
SUPERMEDIA INC                   0         41,893     0          0
TEVA PHARMACEUTICAL FIN LLC      0      2,120,000     0          0
TRW AUTOMOTIVE INC               0      2,976,000     0          0
TYSON FOODS INC                  0      3,775,000     0          0
WELLS FARGO & CO NEW             0          4,410     0          0
XILINX INC                       0      2,500,000     0          0
